Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2005 Fund	May 30, 2024
Fidelity Flex Freedom Blend 2005 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.63%
Past 5 years	4.29%
Since Inception	3.62%	[1]
Fidelity Flex Freedom Blend 2005 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.10%
Past 5 years	2.70%
Since Inception	2.05%	[1]
Fidelity Flex Freedom Blend 2005 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.18%
Past 5 years	2.82%
Since Inception	2.30%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.00%
F0556
Average Annual Return:
Past 1 year	8.58%
Past 5 years	4.17%
Since Inception	3.59%

[1]	A From June 8, 2017 .